Annual Fund Operating Expenses - PIMCO Government Money Market Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.18%
Total Annual Fund Operating Expenses	0.18%	[1]
I-2
Operating Expenses:
Management Fees	0.28%
Total Annual Fund Operating Expenses	0.28%	[1]
M
Operating Expenses:
Management Fees	0.18%
Total Annual Fund Operating Expenses	0.18%	[1]
Administrative
Operating Expenses:
Management Fees	0.18%
Total Annual Fund Operating Expenses	0.18%	[1]
A
Operating Expenses:
Management Fees	0.33%
Total Annual Fund Operating Expenses	0.33%	[1]
C
Operating Expenses:
Management Fees	0.33%
Total Annual Fund Operating Expenses	0.33%	[1]

[1]	To maintain certain net yields for the Fund, Pacific Investment Management Company LLC (“PIMCO”) or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” in the Fund’s prospectus for additional information.